Exhibit 99.1

SLM Student Loan Trust 2012-7 Monthly Servicing Report
Distribution Date	09/26/2016
Collection Period	08/01/2016 - 08/31/2016

Navient Funding, LLC -	Depositor
Navient Solutions -	Master Servicer and Administrator
Deutsche Bank National Trust Company -	Indenture Trustee
Deutsche Bank Trust Company Americas -	Eligible Lender Trustee
Navient Investment Corp. -	Excess Distribution Certificateholder

I. Deal Parameters

A	Student Loan Portfolio Characteristics		11/08/2012	07/31/2016	08/31/2016
	Principal Balance		$1,189,615,212.08	$768,924,569.49	$757,273,407.71
	Interest to be Capitalized Balance		29,184,856.28	8,504,266.30	8,335,800.84

	Pool Balance		$1,218,800,068.36	$777,428,835.79	$765,609,208.55
	Capitalized Interest Account Balance		$10,000,000.00	$-	$-
	Specified Reserve Account Balance		3,121,961.00	1,943,572.09	1,914,023.02

	Adjusted Pool (1)		$1,231,922,029.36	$779,372,407.88	$767,523,231.57
	Weighted Average Coupon (WAC)		6.76%	6.75%	6.75%
	Number of Loans		283,078	176,165	173,752
	Aggregate Outstanding Principal Balance - Tbill			$1,510,229.99	$1,494,420.51
	Aggregate Outstanding Principal Balance - LIBOR			$775,918,605.80	$764,114,788.04
	Pool Factor			0.622548453	0.613083547
	Since Issued Constant Prepayment Rate			3.98%	4.00%
	(1) The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than or equal to 40% of the original pool.
B	Debt Securities	Cusip/Isin	08/25/2016		09/26/2016
	A2	78447KAB8	$159,177,239.80		$147,347,999.25
	A3	78447KAC6	$575,000,000.00		$575,000,000.00
	B	78447KAD4	$37,500,000.00		$37,500,000.00

C	Account Balances		08/25/2016		09/26/2016
	Reserve Account Balance		$1,943,572.09		$1,914,023.02
	Capitalized Interest Account Balance		$-		$-
	Floor Income Rebate Account		$8,379,332.13		$2,685,581.85
	Supplemental Loan Purchase Account		$-		$-

D	Asset / Liability		08/25/2016		09/26/2016
	Adjusted Pool Balance + Supplemental Loan Purchase		$779,372,407.88		$767,523,231.57
	Total Notes		$771,677,239.80		$759,847,999.25
	Difference		$7,695,168.08		$7,675,232.32
	Parity Ratio		1.00997		1.01010

Page 2 of 9	Trust 2012-7 Monthly Servicing Report: Collection Period 08/01/2016 - 08/31/2016, Distribution Date 09/26/2016

II. Trust Activity 08/01/2016 through		08/31/2016

A	Student Loan Principal Receipts
	Borrower Principal	4,970,600.07
	Guarantor Principal	2,089,527.75
	Consolidation Activity Principal	6,669,031.54
	Seller Principal Reimbursement	-
	Servicer Principal Reimbursement	146.81
	Rejected Claim Repurchased Principal	-
	Other Principal Deposits	12,256.35

	Total Principal Receipts	$13,741,562.52

B	Student Loan Interest Receipts
	Borrower Interest	1,426,256.50
	Guarantor Interest	60,969.15
	Consolidation Activity Interest	137,335.83
	Special Allowance Payments	68,848.95
	Interest Subsidy Payments	1,137,876.40
	Seller Interest Reimbursement	0.00
	Servicer Interest Reimbursement	1,483.92
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	67,829.80

	Total Interest Receipts	$2,900,600.55

C	Reserves in Excess of Requirement	$29,549.07

D	Investment Income	$6,004.81

E	Funds Borrowed from Next Collection Period	$-

F	Funds Repaid from Prior Collection Period	$-

G	Loan Sale or Purchase Proceeds	$-

H	Initial Deposits to Collection Account	$-

I	Excess Transferred from Other Accounts	$8,379,332.13

J	Other Deposits	$-

K	Funds Released from Capitalized Interest Account	$-

L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	$-
	Consolidation Loan Rebate Fees to Dept. of Education	$-
	Floor Income Rebate Fees to Dept. of Education	$(8,489,510.64)
	Funds Allocated to the Floor Income Rebate Account	$(2,685,581.85)

M	AVAILABLE FUNDS	$13,881,956.59

N	Non-Cash Principal Activity During Collection Period	$(2,090,400.74)

O	Non-Reimbursable Losses During Collection Period	$48,149.81

P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	$12,749.25

Q	Aggregate Loan Substitutions	$-

Page 3 of 9	Trust 2012-7 Monthly Servicing Report: Collection Period 08/01/2016 - 08/31/2016, Distribution Date 09/26/2016

III. 2012-7	Portfolio Characteristics

	08/31/2016				07/31/2016
	Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM: IN SCHOOL	6.62%	1,034	$4,563,051.94	0.603%	6.61%	1,116	$4,909,840.85	0.639%
GRACE	6.54%	462	$1,954,051.23	0.258%	6.57%	432	$1,915,605.22	0.249%
DEFERMENT	6.68%	18,041	$78,138,984.63	10.318%	6.68%	18,647	$81,000,093.49	10.534%
REPAYMENT: CURRENT	6.76%	118,329	$480,886,017.12	63.502%	6.76%	114,242	$458,307,103.15	59.604%
31-60 DAYS DELINQUENT	6.72%	2,504	$12,142,938.79	1.604%	6.80%	4,705	$24,116,123.81	3.136%
61-90 DAYS DELINQUENT	6.81%	2,583	$13,528,217.09	1.786%	6.78%	2,869	$14,681,220.50	1.909%
91-120 DAYS DELINQUENT	6.78%	2,128	$11,130,513.82	1.470%	6.74%	2,457	$12,077,205.11	1.571%
> 120 DAYS DELINQUENT	6.72%	6,941	$34,634,595.09	4.574%	6.73%	6,913	$34,512,415.64	4.488%
FORBEARANCE	6.77%	20,614	$115,020,919.32	15.189%	6.76%	23,818	$133,054,035.51	17.304%
CLAIMS IN PROCESS	6.73%	1,114	$5,267,172.27	0.696%	6.61%	964	$4,343,979.80	0.565%
AGED CLAIMS REJECTED	6.80%	2	$6,946.41	0.001%	6.80%	2	$6,946.41	0.001%

TOTAL		173,752	$757,273,407.71	100.00%		176,165	$768,924,569.49	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 9	Trust 2012-7 Monthly Servicing Report: Collection Period 08/01/2016 - 08/31/2016, Distribution Date 09/26/2016

IV. 2012-7 Portfolio Characteristics (cont’d)

	08/31/2016	07/31/2016
Pool Balance	$765,609,208.55	$777,428,835.79
Outstanding Borrower Accrued Interest	$17,907,316.33	$17,718,951.50
Borrower Accrued Interest to be Capitalized	$8,335,800.84	$8,504,266.30
Borrower Accrued Interest >30 Days Delinquent	$2,260,095.26	$2,459,031.78
Total # Loans	173,752	176,165
Total # Borrowers	85,675	86,864
Weighted Average Coupon	6.75%	6.75%
Weighted Average Remaining Term	120.44	120.32
Non-Reimbursable Losses	$48,149.81	$65,100.11
Cumulative Non-Reimbursable Losses	$3,377,627.75	$3,329,477.94
Since Issued Constant Prepayment Rate (CPR)	4.00%	3.98%
Loan Substitutions	$-	$-
Cumulative Loan Substitutions	$-	$-
Rejected Claim Repurchases	$-	$-
Cumulative Rejected Claim Repurchases	$175,822.67	$175,822.67
Unpaid Primary Servicing Fees	$-	$-
Unpaid Administration Fees	$-	$-
Unpaid Carryover Servicing Fees	$-	$-
Note Principal Shortfall	$-	$98,556.00
Note Interest Shortfall	$-	$-
Unpaid Interest Carryover	$-	$-
Non-Cash Principal Activity - Capitalized Interest	$2,142,685.40	$2,217,063.66
Borrower Interest Accrued	$3,953,575.37	$4,007,822.76
Interest Subsidy Payments Accrued	$365,328.06	$375,730.31
Special Allowance Payments Accrued	$16,893.79	$15,100.21

Page 5 of 9	Trust 2012-7 Monthly Servicing Report: Collection Period 08/01/2016 - 08/31/2016, Distribution Date 09/26/2016

V. 2012-7 Portfolio Statistics by School and Program

A LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
- GSL (1) - Subsidized	6.56%	91,544	302,598,486.64	39.959%
- GSL - Unsubsidized	6.59%	74,006	382,357,011.99	50.491%
- PLUS (2) Loans	8.39%	8,191	72,219,233.00	9.537%
- SLS (3) Loans	3.71%	11	98,676.08	0.013%
- Consolidation Loans	0.00%	0	-	0.000%

Total	6.75%	173,752	$757,273,407.71	100.000%

B SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *

- Four Year	6.76%	144,679	668,497,705.36	88.277%
- Two Year	6.68%	24,051	74,396,765.54	9.824%
- Technical	6.67%	4,938	14,070,234.10	1.858%
- Other	5.69%	84	308,702.71	0.041%

Total	6.75%	173,752	$757,273,407.71	100.000%

* Percentages may not total 100% due to rounding.

(1)              Guaranteed Stafford Loan

(2)              Parent Loans for Undergraduate Students

(3)              Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 9	Trust 2012-7 Monthly Servicing Report: Collection Period 08/01/2016 - 08/31/2016, Distribution Date 09/26/2016

VI. 2012-7 Waterfall for Distributions

		Paid	Remaining Funds Balance
Total Available Funds			$13,881,956.59

A	Primary Servicing Fee	$307,335.90	$13,574,620.69

B	Administration Fee	$6,667.00	$13,567,953.69

C	Class A Noteholders’ Interest Distribution Amount	$714,057.63	$12,853,896.06

D	Class B Noteholders’ Interest Distribution Amount	$77,479.67	$12,776,416.39

E	Reserve Account Reinstatement	$-	$12,776,416.39

F	Class A Noteholders’ Principal Distribution Amount	$11,829,240.55	$947,175.84

G	Class B Noteholders’ Principal Distribution Amount	$-	$947,175.84

H	Unpaid Expenses of The Trustees	$-	$947,175.84

I	Carryover Servicing Fee	$-	$947,175.84

J	Remaining Amounts to the Noteholders after the first auction date	$-	$947,175.84

K	Excess Distribution Certificateholder	$947,175.84	$-

	Waterfall Triggers

A	Student Loan Principal Outstanding	$757,273,407.71

B	Interest to be Capitalized	$8,335,800.84

C	Capitalized Interest Account Balance	$-

D	Reserve Account Balance (after any reinstatement)	$1,914,023.02

E	Less: Specified Reserve Account Balance	$(1,914,023.02)

F	Total	$765,609,208.55

G	Class A Notes Outstanding (after application of available funds)	$722,347,999.25

H	Insolvency Event or Event of Default Under Indenture	N

I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts	N
	are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)

Page 7 of 9	Trust 2012-7 Monthly Servicing Report: Collection Period 08/01/2016 - 08/31/2016, Distribution Date 09/26/2016

VII. 2012-7 Distributions
Distribution Amounts
	A2	A3	B

Cusip/Isin	78447KAB8	78447KAC6	78447KAD4
Beginning Balance	$159,177,239.80	$575,000,000.00	$37,500,000.00
Index	LIBOR	LIBOR	LIBOR
Spread/Fixed Rate	0.28%	0.65%	1.80%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	8/25/2016	8/25/2016	8/25/2016
Accrual Period End	9/26/2016	9/26/2016	9/26/2016
Daycount Fraction	0.08888889	0.08888889	0.08888889
Interest Rate*	0.80439%	1.17439%	2.32439%
Accrued Interest Factor	0.000715013	0.001043902	0.002066125
Current Interest Due	$113,813.85	$600,243.78	$77,479.67
Interest Shortfall from Prior Period Plus Accrued Interest	$-	$-	$-
Total Interest Due	$113,813.85	$600,243.78	$77,479.67
Interest Paid	$113,813.85	$600,243.78	$77,479.67
Interest Shortfall	$-	$-	$-
Principal Paid	$11,829,240.55	$-	$-
Ending Principal Balance	$147,347,999.25	$575,000,000.00	$37,500,000.00
Paydown Factor	0.032859002	0.000000000	0.000000000
Ending Balance Factor	0.409299998	1.000000000	1.000000000

* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see https://www.navient.com/about/investors/data/abrate.txt.

Page 8 of 9	Trust 2012-7 Monthly Servicing Report: Collection Period 08/01/2016 - 08/31/2016, Distribution Date 09/26/2016

VIII. 2012-7 Reconciliations
A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$771,677,239.80
	Adjusted Pool Balance	$767,523,231.57
	Overcollateralization Amount	$7,675,232.32
	Principal Distribution Amount	$11,829,240.55
	Principal Distribution Amount Paid	$11,829,240.55
B	Reserve Account Reconciliation
	Beginning Period Balance	$1,943,572.09
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00

	Balance Available	$1,943,572.09
	Required Reserve Acct Balance	$1,914,023.02
	Release to Collection Account	$29,549.07
	Ending Reserve Account Balance	$1,914,023.02
C	Capitalized Interest Account
	Beginning Period Balance	$-
	Transfers to Collection Account	$-
	Ending Balance	$-
D	Floor Income Rebate Account
	Beginning Period Balance	$8,379,332.13
	Deposits for the Period	$2,685,581.85
	Release to Collection Account	$(8,379,332.13)
	Ending Balance	$2,685,581.85
E	Supplemental Purchase Account
	Beginning Period Balance	$-
	Supplemental Loan Purchases	$-
	Transfers to Collection Account	$-
	Ending Balance	$-

Page 9 of 9	Trust 2012-7 Monthly Servicing Report: Collection Period 08/01/2016 - 08/31/2016, Distribution Date 09/26/2016